UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund
Schedule of Investments as of January 31, 2006                    (In Thousands)

                                                             Face     Interest     Maturity
Issue                                                       Amount      Rate*        Date            Value
--------------------------------------------------------------------------------------------------------------
Bank Notes - 1.2%
--------------------------------------------------------------------------------------------------------------
Bank of America, NA                                         $ 19,000   4.31(a)%    8/10/2006      $     19,000
--------------------------------------------------------------------------------------------------------------
U.S. Bank, NA                                                 20,000   4.66(a)     7/28/2006            20,006
--------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost - $39,002)                                                                       39,006
--------------------------------------------------------------------------------------------------------------
Certificates of Deposit - European - 4.4%
--------------------------------------------------------------------------------------------------------------
BNP Paribas, London                                           28,000   4.395      10/04/2006            27,906
--------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, London                                     23,000   4.05        3/27/2006            22,924
--------------------------------------------------------------------------------------------------------------
Calyon, London                                                25,000   3.60        4/10/2006            24,912
                                                              35,000   3.86        7/05/2006            34,877
                                                              18,000   4.365      10/03/2006            17,937
--------------------------------------------------------------------------------------------------------------
Societe Generale, London                                      20,000   4.65        7/11/2006            19,991
--------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $149,000)                                             148,547
--------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 12.3%
--------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                         21,000   4.453(a)    6/21/2006            20,999
                                                              47,000   4.50(a)     8/30/2006            46,995
                                                              36,000   4.435(a)   12/20/2006            35,996
--------------------------------------------------------------------------------------------------------------
Calyon, NY                                                    23,000   4.80       12/27/2006            22,981
--------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                        23,000   4.75       12/05/2006            22,970
                                                              67,000   4.53(a)     2/15/2007            67,000
--------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc, NY                                25,000   3.845       6/30/2006            24,902
--------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, NY                                    28,000   4.415(a)   11/16/2006            27,998
--------------------------------------------------------------------------------------------------------------
Swedbank, NY                                                  40,000   3.425       3/27/2006            40,000
--------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank, NY                                     25,000   3.75        6/21/2006            24,897
                                                              25,000   3.95        7/24/2006            24,894
                                                              30,000   3.795       7/28/2006            29,848
                                                              25,000   3.94        7/31/2006            24,889
--------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $414,991)                                               414,369
--------------------------------------------------------------------------------------------------------------
Commercial Paper - 36.8%
--------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                          25,000   4.30        2/06/2006            24,982
                                                              16,000   4.32        2/28/2006            15,946
                                                              22,000   4.58        4/26/2006            21,762
--------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                       12,000   4.32        2/09/2006            11,987
                                                              48,000   4.345       2/14/2006            47,919
                                                              15,000   4.45        3/02/2006            14,944
--------------------------------------------------------------------------------------------------------------
Aspen Funding Corp.                                           35,000   4.40        3/17/2006            34,818
--------------------------------------------------------------------------------------------------------------
Barclays U.S. Funding Corp.                                   23,000   4.31        2/28/2006            22,924
--------------------------------------------------------------------------------------------------------------
Barton Capital, LLC                                           30,000   4.36        2/08/2006            29,971
--------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.                                            22,000   4.56        7/24/2006            21,502
--------------------------------------------------------------------------------------------------------------
Bryant Park Funding, LLC                                      50,000   4.47        2/23/2006            49,857
--------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                    20,000   4.36        2/15/2006            19,964
                                                              22,000   4.48        3/24/2006            21,858
--------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                       6,000   4.48        4/17/2006             5,943
--------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                              22,000   4.50        3/28/2006            21,846
--------------------------------------------------------------------------------------------------------------
Chariot Funding, LLC                                          40,000   4.34        2/07/2006            39,966
--------------------------------------------------------------------------------------------------------------
Ciesco, LLC                                                   20,000   4.36        2/22/2006            19,947
--------------------------------------------------------------------------------------------------------------
Compass Securitization, LLC                                   19,750   4.49        2/27/2006            19,683
--------------------------------------------------------------------------------------------------------------
DNB NOR Bank ASA                                              13,000   4.44        4/10/2006            12,888
--------------------------------------------------------------------------------------------------------------
FCAR Owner Trust                                               9,000   4.41        3/15/2006             8,955
                                                              22,000   4.50        3/16/2006            21,879
                                                              28,000   4.50        4/18/2006            27,729
--------------------------------------------------------------------------------------------------------------
Grampian Funding Ltd.                                         43,000   4.27        2/22/2006            42,892
                                                              22,000   4.52        4/26/2006            21,763
--------------------------------------------------------------------------------------------------------------
Greyhawk Funding, LLC                                         35,000   4.34        2/10/2006            34,958
                                                              20,000   4.49        3/08/2006            19,910
                                                              34,000   4.53        4/24/2006            33,643
--------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund
Schedule of Investments as of January 31, 2006                    (In Thousands)

                                                             Face     Interest     Maturity
Issue                                                       Amount      Rate*        Date            Value
--------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp.                                $ 40,000   4.34%       2/01/2006      $     39,995
                                                              37,000   4.40        3/20/2006            36,781
                                                              53,000   4.51        3/23/2006            52,661
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                22,000   4.58(a)     3/03/2006            22,000
                                                              11,500   4.58(a)     3/07/2006            11,500
--------------------------------------------------------------------------------------------------------------
New Center Asset Trust                                        50,000   4.39        2/17/2006            49,896
                                                              15,000   4.39        2/21/2006            14,962
                                                              35,000   4.52        3/14/2006            34,816
--------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                         21,000   4.33        2/02/2006            20,995
                                                              28,000   4.24        2/16/2006            27,948
--------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.                                    27,000   4.56        7/24/2006            26,388
--------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                         18,000   4.45        3/08/2006            17,920
--------------------------------------------------------------------------------------------------------------
Rabobank USA Financial Corp.                                  30,000   4.41        2/13/2006            29,952
--------------------------------------------------------------------------------------------------------------
Santander Central Hispano Finance (Deleware), Inc.            28,000   3.95        3/22/2006            27,834
                                                              23,000   4.55        7/10/2006            22,523
--------------------------------------------------------------------------------------------------------------
Solitaire Funding, LLC                                        21,000   4.41        3/20/2006            20,876
--------------------------------------------------------------------------------------------------------------
Spintab AB                                                    28,000   3.92        2/27/2006            27,910
--------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.                                           7,000   4.405       2/17/2006             6,985
                                                              22,000   4.52        4/24/2006            21,769
--------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp.                                16,000   4.35        2/23/2006            15,956
                                                              22,000   4.48        4/17/2006            21,789
--------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                                        10,000   4.33        2/09/2006             9,989
                                                               9,000   4.30        2/10/2006             8,990
--------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $1,240,928)                                                           1,240,871
--------------------------------------------------------------------------------------------------------------
Corporate Notes - 24.4%
--------------------------------------------------------------------------------------------------------------
ANZ National (International), Ltd.                            23,000   4.399(a)    2/07/2007            23,000
--------------------------------------------------------------------------------------------------------------
ASIF Global Financing XXX                                     15,000   4.52(a)     2/23/2007            15,000
--------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.                                  14,000   4.42(a)     2/21/2006            14,001
                                                              42,000   4.51(a)     7/10/2006            41,993
                                                              21,000   4.65(a)     9/11/2006            21,025
--------------------------------------------------------------------------------------------------------------
Bank of Ireland                                               10,000   4.46(a)     2/20/2007            10,000
--------------------------------------------------------------------------------------------------------------
Blue Heron Funding IX, Class A                                15,000   4.56(a)     2/22/2006            15,000
--------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                      25,000   3.75        4/21/2006            24,940
                                                              26,000   4.318(a)    5/12/2006            26,000
                                                              25,000   4.31(a)    11/17/2006            24,999
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                               34,825   4.639(a)    1/12/2007            34,857
--------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                62,500   4.57(a)     2/16/2007            62,500
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                     53,300   4.49(a)     2/15/2007            53,300
--------------------------------------------------------------------------------------------------------------
HSBC Finance, Inc.                                            35,000   4.69(a)    10/27/2006            35,034
                                                              39,000   4.509(a)    2/23/2007            39,000
--------------------------------------------------------------------------------------------------------------
Links Finance, LLC                                            22,500   4.51(a)     1/30/2007            22,497
--------------------------------------------------------------------------------------------------------------
MetLife Global Funding I                                      17,000   4.39(a)     2/06/2007            17,000
                                                              13,000   4.53(a)     2/15/2007            13,000
--------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                   13,000   4.579(a)    1/26/2007            13,001
--------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                             23,000   4.53(a)     1/09/2007            23,000
--------------------------------------------------------------------------------------------------------------
Permanent Financing (No. 7) Plc                               30,000   4.38(a)     3/10/2006            30,000
--------------------------------------------------------------------------------------------------------------
Permanent Financing (No. 8) Plc                               30,000   4.38(a)     6/12/2006            30,000
--------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                          34,500   4.45(a)     1/10/2007            34,500
--------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.                                           83,000   4.32(a)     3/21/2006            82,999
                                                              52,000   4.32(a)     5/19/2006            51,999
                                                              39,500   4.31(a)     9/22/2006            39,500
--------------------------------------------------------------------------------------------------------------
Stanfield Victoria Funding, LLC                               15,300   4.32(a)     5/15/2006            15,300
--------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                         11,000   4.49(a)     1/11/2007            11,001
--------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $824,489)                                                                824,446
--------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund
Schedule of Investments as of January 31, 2006                    (In Thousands)

                                                             Face     Interest     Maturity
Issue                                                       Amount      Rate*        Date            Value
--------------------------------------------------------------------------------------------------------------
Funding Agreements - 4.7%
--------------------------------------------------------------------------------------------------------------
General Electric Capital Assurance Co. (b)                  $ 50,000   4.479(a)%   6/07/2006      $     50,000
--------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (b)                       35,000   4.465(a)    5/01/2006            35,000
--------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. (b)                           12,000   4.485(a)    2/01/2006            12,000
--------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)                               40,000   4.628(a)    5/26/2006            40,000
--------------------------------------------------------------------------------------------------------------
The Travelers Insurance Co. (b)                               20,000   4.445(a)    3/01/2006            20,000
--------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $157,000)                                                             157,000
--------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Non-Discount - 14.5%
--------------------------------------------------------------------------------------------------------------
Fannie Mae                                                    12,390   2.25        2/17/2006            12,378
                                                               4,500   1.80        4/20/2006             4,472
                                                               8,700   2.55        6/01/2006             8,632
                                                               7,800   1.98        6/26/2006             7,717
                                                              10,000   4.00        8/08/2006             9,961
                                                              10,000   3.00        9/20/2006             9,890
                                                              27,500   4.875       1/11/2008            27,455
                                                               7,000   4.96        2/08/2008             6,997
--------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                     23,000   4.43(a)     2/21/2006            23,000
                                                              28,000   4.403(a)    5/19/2006            27,998
                                                               9,900   2.15        7/21/2006             9,786
                                                              25,000   4.30(a)     8/16/2006            25,001
                                                              76,000   4.29(a)    12/22/2006            75,993
                                                              15,000   4.44(a)     2/20/2008            14,997
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                 12,500   2.40        5/03/2006            12,428
                                                              50,000   4.195(a)    5/10/2006            50,000
                                                              25,000   4.25(a)     5/19/2006            25,001
                                                              38,000   4.29(a)     6/01/2006            37,993
                                                               5,560   2.25        6/23/2006             5,508
                                                              15,000   3.25       11/29/2006            14,812
                                                               7,000   3.75       11/30/2006             6,940
                                                              12,500   3.45        1/10/2007            12,342
                                                              10,000   4.00        6/13/2007             9,881
                                                               4,700   4.21        9/14/2007             4,652
--------------------------------------------------------------------------------------------------------------
Freddie Mac                                                    2,260   2.15        2/17/2006             2,258
                                                              12,500   3.82        7/14/2006            12,452
                                                              12,000   4.45        9/28/2007            11,928
                                                               9,300   4.705      10/11/2007             9,277
                                                               9,000   4.75       10/24/2007             8,973
--------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations - Non-Discount (Cost - $489,965)            488,722
--------------------------------------------------------------------------------------------------------------

Face
Amount                                                  Issue
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.3%
--------------------------------------------------------------------------------------------------------------
$ 111,525            UBS Securities LLC, purchased on 1/31/2006 to yield 4.46% to 2/01/2006,           111,525
                     repurchase price of $111,539, collateralized by Farmer Mac, 4.25% due
                     7/29/2008 and Freddie Mac, 4.50% due 7/15/2013 to 1/15/2014
--------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $111,525)                                                          111,525
--------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $3,426,900**) - 101.6%                                                     3,424,486

Liabilities in Excess of Other Assets - (1.6%)                                                         (53,167)
                                                                                                  ------------
Net Assets - 100.0%                                                                               $  3,371,319
                                                                                                  ============

Merrill Lynch Retirement Reserves Money Fund
Schedule of Investments as of January 31, 2006                    (In Thousands)

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at January 31, 2006.
** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 3,426,900
                                                                    ===========
      Gross unrealized appreciation                                 $        57
      Gross unrealized depreciation                                      (2,471)
                                                                    -----------
      Net unrealized depreciation                                   $    (2,414)
                                                                    ===========

(a)   Floating rate note.
(b) Restricted securities as to resale, representing 4.7% of net assets, were as follows:

      -------------------------------------------------------------------------------------------------
                                                                     Acquisition
      Issue                                                             Date           Cost      Value
      -------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co., 4.479% due 6/07/2006    6/07/2005     $  50,000  $ 50,000
      Jackson National Life Insurance Co., 4.465% due 5/01/2006       5/02/2005        35,000    35,000
      Metropolitan Life Insurance Co., 4.485% due 2/01/2006           2/01/2005        12,000    12,000
      New York Life Insurance Co., 4.628% due 5/26/2006               5/27/2005        40,000    40,000
      The Travelers Insurance Co., 4.445% due 3/01/2006               3/01/2005        20,000    20,000
      -------------------------------------------------------------------------------------------------
      Total                                                                         $ 157,000  $157,000
                                                                                    ===================

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 20, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 20, 2006